Net Defined Benefit Liabilities - Additional Information (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩) yr
Disclosure of net defined benefit liability (asset) [Line Items]
Expected contributions to post-employment benefit plans		₩ 197,942
Weighted average duration of the defined benefit obligations | yr		7.6
Subsequent event [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Estimation for expected employer contributions	₩ 197,942